FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Total	$ 123	$ (209)
Forward exchange contracts used for hedging
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	123	0
Derivatives presented under current liability	$ 0	$ (209)